UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-8620

The Milestone Funds

(Exact name of registrant as specified in charter)

115 East Putnam Avenue

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Leigh Carleton

Milestone Capital Management, LLC

115 East Putnam Avenue

Greenwich, CT 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-941-6453

Date of fiscal year end: November 30, 2007

Date of reporting period: May 31, 2007

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Milestone Funds Treasury Obligations Portfolio

The Milestone Funds

SEMI-ANNUAL REPORT

MAY 31, 2007

ADVISER

Milestone Capital Management, LLC

The Milestone Funds

The Milestone Funds Privacy Policy

Protecting the Privacy of Information

The Milestone Funds respect your right to privacy. We also know that you expect us to conduct and process your business in an accurate and efficient manner. To do so, we must collect and maintain certain personal information about you. This is the information we collect from you on applications or other forms, and from the transactions you make with us or third parties. It may include your name, address, social security number, account transactions and balances, and information about investment goals and risk tolerance.

We do not disclose any information about you or about former customers to anyone except as permitted or required by law. Specifically, we may disclose the information we collect to companies that perform services on our behalf, such as the transfer agent that processes shareholder accounts and printers and mailers that assist us in the distribution of investor materials. They are not permitted to use or share this information for any other purpose.

To protect your personal information internally, we permit access only by authorized employees and maintain physical, electronic and procedural safeguards to guard your personal information.*

*You may have received communications regarding information about privacy policies from other financial institutions which gave you the opportunity to “opt-out” of certain information sharing with companies which are not affiliated with that financial institution. The Milestone Funds do not share information with other companies for purposes of marketing solicitations for products other than the Milestone Funds. Therefore, The Milestone Funds do not provide opt-out options to their shareholders.

An investment in the Portfolio is neither insured nor guaranteed by the Federal Deposit Insurance Corporation, U.S. government or any other government agency. Thus, while the Portfolio seeks to maintain a stable net asset value of $1.00 per share, there is no assurance that it will do so. It is possible to lose money by investing in the Portfolio.

The Milestone Funds

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The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Letter to Our Shareholders

MAY 31, 2007

Dear Investors:

Through the first half of 2007, Milestone Capital Management continued to focus on its conservative investment philosophy and management discipline.

As highlighted in this semi-annual report, The Milestone Funds Treasury Obligations Portfolio maintained its track record of consistently meeting the safety, liquidity, and performance objectives of our prospectus and our shareholders.

Since its inception in 1994, the Milestone team has had the privilege to work in partnership with our investors to set the highest possible level of service for institutional liquidity management. During the first half of 2007, many of our investors took advantage of our late-day liquidity management services, customized reporting, and customized transaction platforms. Additionally, we continue to explore new cash management capabilities in direct response to both current and prospective investors. As we look ahead to the second half of 2007, Milestone remains committed to each of you as we strive to meet your liquidity, service, and technological needs.

As always, we thank you for your on-going confidence in Milestone and for investing in The Milestone Funds. We welcome your feedback and your input as we continue to uphold our commitment to the core principles of service, value, and integrity on behalf of our shareholders.

Please contact our team directly to tell us how we can be of service to you through the remainder of 2007 and beyond.

Sincerely,

Leigh Carleton	Marc Pfeffer
CEO	CIO
Milestone Capital Management	Milestone Capital Management

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio Summary

MAY 31, 2007 (Unaudited)

PORTFOLIO BREAKDOWN

Repurchase Agreements – 100.0%

All data is as of May 31, 2007. The Portfolios industry breakdown is expressed as a percentage of total investments and may vary over time.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses

MAY 31, 2007 (Unaudited)

As a shareholder of the Portfolio, you incur ongoing costs, including advisory fees; administration fees; shareholder service fees; distribution fees (Premium & Administrative Shares); and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held through the six months ended May 31, 2007.

Actual Expenses

The first line of each share class in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divide by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following tables provides information about hypothetical account values and hypothetical expenses based on the Portfolios actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolios actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other Funds. To do so, compare this 5% hypothetical example with the hypothetical example that appears in the shareholder reports of other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 12/01/06	Ending Account Value 5/31/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Investor Shares
Actual	$1,000.00	$1,024.29	0.45%	$2.27
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	0.45%	$2.27

Treasury Obligations Portfolio –
Institutional Shares
Actual	$1,000.00	$1,025.56	0.20%	$1.01
Hypothetical (5% return before expenses)	$1,000.00	$1,023.93	0.20%	$1.01

Treasury Obligations Portfolio –
Financial Shares
Actual	$1,000.00	$1,025.82	0.15%	$0.76
Hypothetical (5% return before expenses)	$1,000.00	$1,024.18	0.15%	$0.76

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Fees and Expenses (Continued)

MAY 31, 2007 (Unaudited)

	Beginning Account Value 12/01/06	Ending Account Value 5/31/07	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Treasury Obligations Portfolio –
Premium Shares
Actual	$1,000.00	$1,023.35	0.64%	$3.21
Hypothetical (5% return before expenses)	$1,000.00	$1,021.76	0.64%	$3.20

Treasury Obligations Portfolio –
Administrative Shares
Actual	$1,000.00	$1,020.58	1.18%	$5.96
Hypothetical (5% return before expenses)	$1,000.00	$1,019.03	1.18%	$5.95
*

Fund expenses for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended May 31, 2007, and divided by the 365 days in the Portfolios current fiscal year (to reflect the six-month period).

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments

MAY 31, 2007 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 100.1%

Bear Stearns & Co., Inc., dated 5/31/07, repurchase price $175,025 (Collateralized by: U.S. Treasury Notes: $181,500, 4.50%–4.75%; 2/15/10–5/15/10; aggregate market value plus accrued interest $181,332)

	175,000	5.04%	6/1/07	175,000
Barclay’s Capital, Inc., dated 1/4/07, repurchase price $51,309 (Collateralized by: U.S. Treasury Note: $50,871, 4.875%, 4/30/08; aggregate market value plus accrued interest $51,001)
	50,000	5.18%	7/5/07	50,000

Barclay’s Capital, Inc., dated 1/10/07, repurchase price $25,760 (Collateralized by: U.S Treasury Bill: $ 24,056, 11/08/07; U.S. Treasury Note: $1,943, 4.875%, 4/30/08; aggregate market value plus accrued interest $25,501)

	25,000	5.21%	8/8/07	25,000
Barclay’s Capital, Inc., dated 1/10/07, repurchase price $25,982 (Collateralized by: U.S. Treasury Note: $25,436, 4.875%, 4/30/08; aggregate market value plus accrued interest $25,501)
	25,000	5.18%	10/10/07	25,000

BNP Paribas Securities Corp., dated 5/31/07, repurchase price $125,018 (Collateralized by: U.S. Treasury Bill: $14,000, 10/4/07; U.S. Treasury Notes: $114,271, 3.125%–4.875%, 7/31/07–5/15/13; aggregate market value plus accrued interest $127,500)

	125,000	5.06%	6/1/07	125,000

BNP Paribas Securities Corp.,0 dated 5/31/07, repurchase price $550,078 (Collateralized by: U.S. Treasury Bill: $55,600, 11/29/07; U.S. Treasury Notes: $525,491, 3.25%–6.50%, 2/15/08–8/15/13; aggregate market value plus accrued interest $561,001)

	550,000	5.09%	6/1/07	550,000

Credit Suisse Securities (USA) LLC, dated 5/31/07, repurchase price $485,068 (Collateralized by: U.S. Treasury Notes: $495,101, 3.00%–13.25%, 5/31/08–5/15/14; aggregate market value plus accrued interest $494,703)

	485,000	5.05%	6/1/07	485,000

Deutsche Bank Securities, Inc., dated 5/31/07, repurchase price $491,669 (Collateralized by: U.S. Treasury Notes: $509,868, 4.00%–4.875%, 8/15/09–2/15/14; aggregate market value plus accrued interest $501,433)

	491,600	5.08%	6/1/07	491,600
JPMorgan Chase & Co., dated 5/31/07, repurchase price $200,028 (Collateralized by: U.S. Treasury Note: $203,955, 4.50%, 3/31/09; aggregate market value plus accrued interest $204,002)
	200,000	5.06%	6/1/07	200,000

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Portfolio of Investments (Continued)

MAY 31, 2007 (Unaudited)

($ in Thousands)

	Principal Amount	Interest Rate	Maturity Date	Value (note 1)

Repurchase Agreements — 100.1% (Continued)
UBS Securities LLC, dated 10/19/06, repurchase price $25,919 (Collateralized by: U.S. Treasury Notes: $25,285, 4.25%–12.00%, 8/15/07–8/15/13; aggregate market value plus accrued interest $25,503)
	25,000	5.23%	6/29/07	25,000
Total Repurchase Agreements (Cost $2,151,600)				2,151,600
Total Investments (Cost $2,151,600) — 100.1%				2,151,600
Liabilities in excess of other assets — (0.1)%				(2,999)
Net Assets — 100.0%				$2,148,601

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Assets And Liabilities

MAY 31, 2007 (Unaudited)

ASSETS:
Repurchase agreements, at value and cost (note 1)	$2,151,600,000
Cash	77,326
Interest receivable	3,191,884
Prepaid expenses	26,199
Total assets	2,154,895,409
LIABILITIES:
Dividends payable	5,601,750
Advisory fee payable	184,835
Administration fee payable	115,303
Shareholder service fee payable	104,093
Distribution fee payable — Premium & Administrative Shares	47,576
Accrued expenses	241,189
Total liabilities	6,294,746
NET ASSETS	$2,148,600,663
NET ASSETS BY CLASS OF SHARES:
Investor Shares	$285,101,415
Institutional Shares	1,053,784,072
Financial Shares	648,169,039
Premium Shares	119,395,699
Administrative Shares	42,150,438
NET ASSETS	$2,148,600,663
SHARES OUTSTANDING:
Investor Shares	285,069,514
Institutional Shares	1,053,653,396
Financial Shares	648,208,223
Premium Shares	119,433,459
Administrative Shares	42,150,399
NET ASSET VALUE PER SHARE	$1.00
COMPOSITION OF NET ASSETS:
Shares of beneficial interest	$2,148,509,683
Accumulated net realized gain	90,980
NET ASSETS	$2,148,600,663

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statement of Operations

FOR THE SIX MONTHS ENDED MAY 31, 2007 (Unaudited)

INVESTMENT INCOME:
Interest	$56,378,108
EXPENSES (note 2):
Advisory fees	1,069,658
Administration fees	427,863
Shareholder service fees:
Investor Shares	353,909
Institutional Shares	493,998
Financial Shares	176,876
Premium Shares	139,432
Administrative Shares	61,429
Distribution fees:
Premium Shares	139,432
Administrative Shares	184,287
Custodian fees and expenses	63,700
Transfer agent fees and expenses	60,619
Legal fees	47,119
Publication expenses and rating service fees	43,239
Accounting service fees	26,936
Cash management fees	21,989
Audit fees	20,805
Report to shareholders	17,743
Insurance expense	16,224
Registration and filing fees	14,300
Trustees fees	11,869
Offering cost — Administrative Shares	9,520
Other expenses	18,437
Total expenses before reimbursement	3,419,384
Reimbursement	(618,678)
Net Expenses	2,800,706
NET INVESTMENT INCOME	53,577,402
NET REALIZED GAIN ON INVESTMENTS	3,823
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$53,581,225

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Statements of Changes In Net Assets

	For the six months ended May 31, 2007 (Unaudited)	For the year ended November 30, 2006

INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income	$53,577,402	$92,764,866
Net realized gain on investments	3,823	33,467
Net increase in net assets resulting from operations	53,581,225	92,798,333
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income — Investor Shares	(6,825,794)	(13,855,934)
Net investment income — Institutional Shares	(25,032,497)	(35,134,462)
Net investment income — Financial Shares	(18,125,161)	(35,936,756)
Net investment income — Premium Shares	(2,587,654)	(7,410,303)
Net investment income — Administrative Shares	(1,006,296)	(427,411)
Net realized gain on investments — Investor Shares	(433)	(4,913)
Net realized gain on investments — Institutional Shares	(1,703)	(11,618)
Net realized gain on investments — Financial Shares	(1,040)	(11,932)
Net realized gain on investments — Premium Shares	(184)	(2,691)
Net realized gain on investments — Administrative Shares	(65)	(51)
Total distributions to shareholders	(53,580,827)	(92,796,071)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST*:
Sale of shares — Investor Shares	326,389,326	1,101,655,583
Sale of shares — Institutional Shares	3,225,909,949	5,059,299,706
Sale of shares — Financial Shares	7,018,454,029	14,088,186,962
Sale of shares — Premium Shares	52,255,786	646,515,915
Sale of shares — Administrative Shares	111,982,192	93,230,204
Reinvested dividends — Investor Shares	1,290,992	3,697,619
Reinvested dividends — Institutional Shares	9,539,056	17,586,353
Reinvested dividends — Financial Shares	9,812,626	19,709,921
Cost of shares repurchased — Investor Shares	(516,617,882)	(946,055,630)
Cost of shares repurchased — Institutional Shares	(3,089,635,892)	(4,747,165,693)
Cost of shares repurchased — Financial Shares	(7,049,957,017)	(14,513,435,022)
Cost of shares repurchased — Premium Shares	(102,185,584)	(631,225,850)
Cost of shares repurchased — Administrative Shares	(116,440,084)	(46,621,913)
Net increase (decrease) in net assets from shares of beneficial interest	(119,202,503)	145,378,155
Total increase (decrease)	(119,202,105)	145,380,417
NET ASSETS:
Beginning of period	2,267,802,768	2,122,422,351
End of period	$2,148,600,663	$2,267,802,768
*	Share transactions at net asset value of $1.00 per share.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements

MAY 31, 2007 (Unaudited)

NOTE 1.     SUMMARY OF ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Milestone Funds (the “Trust”) was formed as a Delaware business trust on July 14, 1994. The Trust is registered as an open-end, management investment company under the Investment Company Act of 1940. It currently has one diversified investment portfolio, the Treasury Obligations Portfolio (the “Portfolio”) which is authorized to issue an unlimited number of shares of beneficial interest without par value. The Portfolio is currently authorized to issue six classes of shares: Investor Shares, Institutional Shares, Financial Shares, Service Shares, Premium Shares and Administrative Shares. The Trust commenced the offering of Investor Shares of the Portfolio on December 30, 1994, Institutional Shares on June 20, 1995, Financial Shares on March 13, 1997, Service Shares on May 2, 1997, Premium Shares on May 20, 1997 and Administrative Shares on September 6, 2006. The Trust’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America.

Effective August 1, 2002, the Trust liquidated the Service Shares. All shareholders in the Service Shares as of the close of business July 31, 2002 became shareholders of the Investor Shares. This transaction did not adversely affect shareholders of any class of the Trust.

Valuation of Securities — Securities in which the Portfolio invests are valued at amortized cost. Under the amortized cost method, a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium and accretion of market discount are charged to income.

On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 “Fair Value Measurement” (FAS 157). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurement. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact, if any, on the financial statements has not yet been determined.

Repurchase Agreements — The Portfolio may purchase securities from financial institutions subject to the sellersagreement to repurchase and the Portfolios agreement to resell the securities at par. The investment adviser only enters into repurchase agreements with financial institutions that are primary dealers and deemed to be creditworthy by the investment adviser in accordance with procedures adopted by the Board of Trustees. Securities purchased subject to repurchase agreements are maintained with a custodian of the Portfolio and must have, at all times, an aggregate market value plus accrued interest greater than or equal to the repurchase price. If the market value of the underlying securities falls below 102% of the value of the repurchase price, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller.

Security Transactions — Security transactions are recorded on the trade date. Realized gains and losses are recorded on the identified cost basis. The cost of investments for federal income tax purposes at May 31, 2007 is substantially the same as shown on the accompanying portfolio of investments.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

MAY 31, 2007 (Unaudited)

Multiple Class Allocations — Each share of the Portfolios five classes represents an undivided, proportionate interest in the Portfolio. All income, expenses (other than class specific expenses), and realized gains or losses are allocated daily to each class of shares based on the relative value of the shares of each class. The Portfolios class specific expenses include Shareholder Service fees, Distribution fees, Administration fees, certain Transfer Agent fees, and certain registration fees. In addition, there are differences among the classes of shares with respect to the minimum investment required and voting rights affecting each class.

Income Taxes — It is the Portfolios policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if applicable, to its shareholders. Therefore, no provision has been made for federal income taxes.

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109 (FIN 48). FIN 48 sets forth a threshold for financial statement recognition, measurement and disclosure of a tax position taken or expected to be taken on a tax return. On December 22, 2006, the Securities and Exchange Commission delayed the effective date until the last net asset value calculation in the first required financial reporting period for the Portfolios fiscal year beginning after December 15, 2006. At this time, management is evaluating the implications of FIN 48 and its impact, if any, on the financial statements has not yet been determined.

Interest Income and Dividends to Shareholders — Interest income is accrued as earned. Dividends to shareholders from each class of the Portfolios net investment income are declared daily and distributed monthly. Net realized capital gains, unless offset by any available capital loss carryforwards, are distributed at least annually. Net realized capital gains earned by the Portfolio are considered short-term gains for tax purposes. Distributions to shareholders for tax purposes are substantially the same as shown in the Statements of Changes in Net Assets.

Accounting Estimates — The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 2.     INVESTMENT ADVISORY AND OTHER SERVICES

Milestone Capital Management, LLC (the “Adviser”) serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Trust. For its services, the Adviser receives a fee at an annual rate equal to 0.10% of the average daily net assets of the Portfolio.

The Trust has adopted a Shareholder Service Plan providing that the Trust may obtain the services of the Adviser and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Trust has authorized the Adviser to enter into agreements pursuant to which the shareholder servicing agents perform certain shareholder services. For these services, the Adviser receives fees at annual rates up to 0.25% of the average daily net assets of the Investor Shares, Premium Shares and Administrative Shares, up to 0.10% of the average daily net assets of the Institutional Shares, and up to 0.05% of the average net assets of the Financial Shares. For the six months ended May 31, 2007, for these services, the Adviser charged fees, prior to any waivers, at annual rates equal to 0.25% 0.10%, 0.05%, 0.25% and 0.25% of the daily average net asses of the Investor Shares, Institutional Shares,

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

MAY 31, 2007 (Unaudited)

Financial Shares, Premium Shares and Administrative Shares, respectively. The Adviser pays the shareholder servicing agents these amounts with respect to shares owned by investors for which the shareholder servicing agents maintain a servicing relationship pursuant to the Shareholder Servicing Agreement.

For the six months ended May 31, 2007, the Adviser agreed to waive any portion of its Shareholder Service fees and reimburse any other expenses in order to limit the total expenses of the Investor Shares, Institutional Shares and Financial Shares to 0.45%, 0.20% and 0.15% of their average daily net assets, respectively. As a result, for the six months ended May 31, 2007, the Adviser received Shareholder Service fees equal to annual rates of 0.22%, 0.01% and 0.02% of the average daily net assets of the Investor Shares, Institutional Shares and Financial Shares, respectively.

The Trust has adopted a Distribution Plan for the Premium Shares and Administrative Shares. The plan provides that the Portfolio may finance activities which are primarily intended to result in the sale of the Premium Shares and Administrative Shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising material and sales literature and payments to dealers who enter into agreements with the Trust. Pursuant to this plan, the Portfolio may incur distribution expenses related to the sale of the Premium Shares and Administrative Shares at annual rates of up to 0.35% of the average daily net assets of the Premium Shares and 0.75% of the average daily net assets of the Administrative Shares. For the six months ended May 31, 2007, pursuant to this plan, the Adviser charged fees, prior to any waivers, at an annual rate equal to 0.25% and 0.75% of the average daily net assets of the Premium Shares and Administrative Shares, respectively. The plan will only make payment for expenses actually incurred on a first-in, first-out basis. The plan may carry forward for an unlimited number of years any unreimbursed expenses. As of May 31, 2007, there were no unreimbursed expenses.

For the current fiscal year, the Adviser has agreed to waive any portion of distribution expenses in order to limit the total expenses of the Premium Shares and Administrative Shares up to 0.65% and 1.20% of the average daily net assets, respectively. During the six months ended May 31, 2007, total expenses of the Premium Shares and Administrative Shares did not exceed their limits.

The Adviser also serves as administrator (the “Administrator”) to the Trust pursuant to an Administration Agreement with the Trust on behalf of the Portfolio. As compensation for services provided under the Administration Agreement, the Administrator receives a monthly fee calculated at the annual rate of 0.04% of the assets of the Portfolio taken as a whole, and allocated to each class based on the number of shareholders in that class, services provided, and other factors. This may result in each class being charged more or less than 0.04% of its respective net assets.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Notes To Financial Statements (Continued)

MAY 31, 2007 (Unaudited)

During the six months ended May 31, 2007, the Portfolio paid administration fees attributable to each class as follows:

Investor Shares	$118,384
Institutional Shares	281,199
Financial Shares	24,128
Premium Shares	2,806
Administrative Shares	1,346

In addition, the Administrator has a sub-administration agreement with The Bank of New York (the “Sub-Administrator”). Under the terms of the sub-administration agreement, the Administrator may delegate certain duties to the Sub-Administrator. For its services, the Sub-Administrator earned from the Administrator $49,863 during the six months ended May 31, 2007.

ALPS Fund Services, Inc. is the Trust’s transfer agent, and ALPS Distributors, Inc. is the dividend disbursing agent, and also the Trust’s Distributor of the Portfolios shares, pursuant to a Distribution Agreement with the Trust. The Distributor is an affiliate of the Trust’s transfer agent. The Distributor is reimbursed for all costs and expenses incurred in this capacity but receive no further compensation for its services under the Distribution Agreement.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO Financial Highlights

	Investor Shares
	For the six months ended May 31, 2007 (Unaudited)		For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.024		0.044	0.025	0.008	0.008	0.014
Dividends from net investment income	(0.024)		(0.044)	(0.025)	(0.008)	(0.008)	(0.014)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.43%		4.51%	2.58%	0.84%	0.77%	1.41%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.45	%(c)	0.45%	0.45%	0.45%	0.45%	0.45%
Net investment income	4.82	%(c)	4.43%	2.55%	0.80%	0.70%	1.33%
Net assets at the end of the period (000s omitted)	$285,101		$474,039	$314,742	$306,951	$275,074	$354,051
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.03%, 0.03%, 0.02%, and 0.02% for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO Financial Highlights (Continued)

	Institutional Shares
	For the six months ended May 31, 2007 (Unaudited)		For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.025		0.047	0.028	0.011	0.010	0.017
Dividends from net investment income	(0.025)		(0.047)	(0.028)	(0.011)	(0.010)	(0.017)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.56%		4.77%	2.83%	1.09%	1.02%	1.67%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.20	%(c)	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income	5.07	%(c)	4.67%	2.78%	1.02%	0.95%	1.58%
Net assets at the end of the period (000s omitted)	$1,053,784		$907,971	$578,250	$618,270	$700,296	$793,978
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.09%, 0.08%, 0.03%, 0.03%, 0.02%, and 0.02%, for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Financial Shares
	For the six months ended May 31, 2007 (Unaudited)		For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.026		0.047	0.028	0.011	0.011	0.017
Dividends from net investment income	(0.026)		(0.047)	(0.028)	(0.011)	(0.011)	(0.017)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.58%		4.82%	2.88%	1.14%	1.07%	1.72%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.15	%(c)	0.15%	0.15%	0.15%	0.15%	0.15%
Net investment income	5.12	%(c)	4.67%	2.84%	1.09%	1.01%	1.61%
Net assets at the end of the period (000s omitted)	$648,169		$669,859	$1,075,395	$910,176	$995,844	$1,142,255
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory, shareholder servicing fees waived and expenses reimbursed of 0.03%, 0.03%, 0.04%, 0.03%, 0.03%, and 0.03%, for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Premium Shares
	For the six months ended May 31, 2007 (Unaudited)		For the year ended November 30, 2006	For the year ended November 30, 2005	For the year ended November 30, 2004	For the year ended November 30, 2003	For the year ended November 30, 2002

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.023		0.042	0.024	0.007	0.006	0.013
Dividends from net investment income	(0.023)		(0.042)	(0.024)	(0.007)	(0.006)	(0.013)
Ending net asset value per share	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total return (a)	2.34%		4.32%	2.40%	0.69%	0.61%	1.26%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	0.64	%(c)	0.63%	0.63%	0.60%	0.60%	0.60%
Net investment income	4.64	%(c)	4.25%	2.32%	0.64%	0.53%	1.17%
Net assets at the end of the period (000s omitted)	$119,396		$169,326	$154,035	$192,213	$198,830	$135,337
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of advisory and distribution fees waived of 0.00%, 0.01%, 0.03%, 0.03%, 0.02% and 0.02%, for each of the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Financial Highlights (Continued)

	Administrative Shares
	For the six months ended May 31, 2007 (Unaudited)		For the period September 6, 2006* through November 30, 2006

Per share operating performance for a share outstanding throughout the period
Beginning net asset value per share	$1.00		$1.00
Net investment income	0.020		0.010
Dividends from net investment income	(0.020)		(0.010)
Ending net asset value per share	$1.00		$1.00
Total return (a)	2.06%		0.97%
Ratios/supplemental data
Ratios to average net assets:
Expenses (b)	1.18	% (c)	1.20	% (c)
Net investment income	4.10	% (c)	4.11	% (c)
Net assets at the end of the period (000s omitted)	$42,151		$46,608
*	Commencement of offering of shares.
(a)

Total return represents the rate that an investor would have earned or lost on an investment in the Fund assuming reinvestment of all dividends and distributions. Total returns for periods of less than one year are not annualized.

(b)	Net of distribution fees waived of 0.00% and 0.01%, for the respective periods presented.
(c)	Annualized.

See notes to financial statements.

The Milestone Funds

TREASURY OBLIGATIONS PORTFOLIO

Factors Considered in Approving Investment Advisory Agreement

Consideration of the Board in approving the continuation of the Trust’s investment advisory agreement

At an in-person meeting held on February 27, 2007, the Board of Trustees (the “Trustees” or the “Board”) of The Milestone Funds (the “Trust”) considered the annual approval of the continuation of the investment advisory agreement (the “Agreement”) between the Trust, on behalf of the Treasury Obligations Portfolio (the “Portfolio”), and Milestone Capital Management, LLC (“Milestone Capital”).

At the meeting, the Trustees discussed with counsel to the Trust and counsel to the Trustees who are not “interested persons” (as defined by the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Trust (the “Independent Trustees”) their fiduciary duty under the 1940 Act in reviewing the Agreement and their obligation to obtain all information relevant to their consideration thereof. The Board discussed the fees payable by the Portfolio under the Agreement, the duties of the Trustees under, and the fiduciary standards established by, Section 36(b) of the 1940 Act, the legislative history of the amendments to the 1940 Act, the history of management fee standards and regulations, positions taken thereon by the Securities and Exchange Commission and Congress, the criteria generally considered in evaluating the reasonableness of fees, and lawsuits illustrating the courts’ application and interpretation of the applicable fiduciary standards.

The Trustees reviewed information concerning the historical performance of the Portfolio as compared with a group of comparable funds, the annualized expense ratios as a percentage of average net assets of each fund in the comparison group, historical expense ratio comparisons, and certain financial information about Milestone Capital, including the profitability of the Portfolio to Milestone Capital. The Trustees also discussed with counsel to the Trust the comparability criteria for the Portfolio and the funds comprising the comparison group for the Portfolio.

Representatives from Milestone Capital discussed the firm’s ownership structure. The Board discussed Milestone Capital’s profitability, the firm’s retention of key employees and the firm’s evaluation of risks in the money market fund universe. The Board also reviewed the activities of the Chief Legal and Compliance Officer of the Trust and the activities of a similar officer of Milestone Capital.

After the Independent Trustees had met with their counsel in executive session, the full Board concluded that, in light of the Trust’s superior investment performance, the fees paid by the Portfolio (and the related profits to Milestone Capital) were fair, reasonable and consistent with those paid by similar institutional treasury and repo-only funds. The Board also concluded that the overall expense ratios and waivers applicable to the various classes of Portfolio shares demonstrated the benefits of economies of scale to shareholders. Accordingly, the Board, having determined that the Agreement (including the fees payable thereunder) was reasonable, fair and in the best interests of the Portfolio and its shareholders, approved the continuation of the Agreement.

The Milestone Funds

TRUSTEES AND OFFICERS

The Trustees and Officers of the Trust and their year of birth, positions and principal occupations during the past five years are set forth below. The business address for the Trustees and Officers is c/o Milestone Capital Management, LLC, 115 East Putnam Avenue, Greenwich, CT 06830. There is no limit on the length of the term that each trustee serves. The Fund’s Statement of Additional Information contains additional information about the Trustees and Officers and is available, without charge, upon request, by calling 1-800-941-MILE.

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
INTERESTED PERSONS
Janet Tiebout Hanson Born: 1952 Trustee since October 2004 Chairman and President October 1994–April 2004

Chairman and largest individual equity owner of Milestone Capital Management, LLC, the Adviser to the Portfolio. Ms. Hanson founded the Adviser in 1994, and from inception to April 2004, served as President and CEO. Ms. Hanson was a Managing Director at Lehman Brothers from 2004 to 2007. From 1991 to 1993, she was Vice President of the Asset Management Division of Goldman, Sachs & Co. Ms. Hanson was with Goldman, Sachs & Co. from 1977 to 1987, during which period she became Vice President of Fixed Income Sales and served as Co-Manager of Money Market Sales in New York.

NON INTERESTED PERSONS*
John D. Gilliam Born: 1931 Trustee since October 1994 Chairman since April 2004

Retired. Former Chief Investment Officer, The Robert Wood Johnson Foundation, Princeton, New Jersey, from 1995 to 2003. Former Limited Partner, Goldman, Sachs & Co. from 1987 to 1999. From 1991 to 1994, Mr. Gilliam was Third Deputy Comptroller, Bureau of Asset Management, for the City of New York. He was a Partner at Goldman, Sachs & Co. from 1973 to 1987.

Laura A. Garner Born: 1960 Trustee since June 2006

Business Development Director, Juniper Capital Group, LLC (asset management), since 2003. Global Marketing Director, Merrill Lynch Global Debt markets, 2001 to 2003. Chief Marketing Officer, Internet Partnership Group (education technology), 2000 to 2001.

Nicholas J. Kovich Born: 1956 Trustee since June 2006	President and Chief Executive Officer, Kovich Capital Management (private asset management), since 2001. Managing Director, Morgan Stanley Investment Management, 1996 to 2001.

The Milestone Funds

TRUSTEES AND OFFICERS (Continued)

NAME (AGE), ADDRESS, POSITION	PRINCIPAL OCCUPATION DURING AT LEAST THE PAST FIVE YEARS
NON INTERESTED PERSONS* (contd)
Allen Lee Sessoms Born: 1946 Trustee since June 1997

President, Delaware State University. Former Lecturer and Fellow, John F. Kennedy School of Government at Harvard University, 2000 to 2003. Former President of Queens College, The City University of New York, 1995 to 2000. Former Executive Vice President, University of Massachusetts Systems from 1993 to 1995. From 1980 to 1993 Dr. Sessoms was associated with the U.S. Department of State in various capacities including Deputy Chief of Mission, U.S. Embassy, Mexico, Minister-Counselor for Political Affairs, U.S. Embassy, Mexico and counselor for Scientific and Technological Affairs, U.S. Embassy, Parks, France. From 1974 to 1981 Dr. Sessoms was an Assistant Professor of Physics at Harvard University. From 1973 to 1975 Dr. Sessoms was a Scientific Associate at the European Organization of Nuclear Research. He was a post-doctoral Research Associate at Brookhaven National Laboratory from 1972 to 1973.

OFFICERS
Leigh L. Carleton Born: 1950 Chief Executive Officer, Chief Legal Officer and Chief Compliance Officer since 2007

President and Chief Executive Officer of Milestone Capital Management, LLC, the Adviser to the Portfolio, since March of 2007. Managed real estate development at the Airlie Group from 2003 to 2007. From 1985 to 2002, managed real estate development projects. From 1972 to 1985 held various positions at IBM in the Large Systems Marketing Division including marketing, marketing practices, and management.

Marc H. Pfeffer Born: 1964 Chief Financial Officer since 2005

Chief Investment Officer at Milestone Capital Management, LLC, since 2004. Associate Director with Bear, Stearns & Co., Inc. from 2001–2004. Mr. Pfeffer was previously the Co-Chief Investment Officer, Milestone Capital Management, LP between 1994–2001. From 1986–1994, he was with Goldman Sachs & Co., Inc. during which period he became Vice President.

Lisa Hanratty Born: 1964 Secretary since 2007	Secretary of the Adviser since March of 2007. Assistant to the Head of the Airlie Group, 1990 to present. From 1982 through 1989, Sales Assistant at Goldman Sachs in the High Yield Department.

Janet Tiebout Hanson is an interested person of the Trust as that term is defined in the 1940 Act.

*	Mr. John Quelch resigned from the Board in March 2007.

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The Milestone Funds

Adviser

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Administrator

Milestone Capital Management, LLC
115 East Putnam Avenue
Greenwich, CT 06830
Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660
Transfer Agent

ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
800-363-7660
Sub-Administrator / Custodian

The Bank of New York
One Wall Street
New York, NY 10286
Legal Counsel

Kramer, Levin, Naftalis & Frankel
1177 Avenue of the Americas
New York, NY 10036
Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, PA 19103

This report is authorized for distribution only to current shareholders and to others who have received a copy of The Milestone Funds prospectus
A description of the Funds proxy voting policies and procedures is available without charge and upon request by calling the Milestone Funds at (800) 941-MILE or by accessing the
Securities and Exchange Commissions (“Commission”) website at http://www.sec.gov.
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request, by calling The Milestone Funds at (800) 941-MILE or accessing the Funds Form N-PX on the
Commissions website at http://www.sec.gov.
The Fund files its complete schedule of portfolio holdings with the commission for the first and third quarters of each fiscal year on Form N-Q. The Funds Form N-Q is available on the
SEC website at http://www.sec.gov. The Funds Form N-Q may also be reviewed and copied at the
Commissions Public Reference Room in Washington, DC; information on the operation of the
Public Reference Room may be obtained by calling (800)-SEC-0330.
The Milestone Funds
115 East Putnam Avenue, Greenwich, CT 06830
800-941-MILE

Item 2. Code of Ethics.

Not applicable for the semi-annual reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the semi-annual reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the semi-annual reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for the semi-annual reporting period.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The principal executive and principal financial officers have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 12. Exhibits.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable at this time.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The Milestone Funds
By:	/s/ Leigh Carleton
Leigh Carleton, Principal Executive Officer
Date: July 11, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Leigh Carleton
Leigh Carleton, Principal Executive Officer
Date: July 11, 2007

By:	/s/ Marc H. Pfeffer
Marc H. Pfeffer, Principal Financial Officer
Date: July 11, 2007